Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted average shares – basic (in shares)	617,547,899	545,644,234
Dilutive impact of share-based compensation (in shares)	1,347,879	2,684,473
Weighted average shares – diluted (in shares)	618,895,778	548,328,707
Weighted average shares related to share-based compensation that were anti-dilutive (in shares)	72,667	19,186